BUSINESS COMBINATION (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 28, 2015	Mar. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total consideration paid
Goodwill			$ 7,617	$ 7,609
Revenue			2,853,078	3,467,626	$ 2,960,627
Net income			65,275	173,316	243,887
Pro forma results of acquisitions
Pro forma revenues				3,505,324	4,174,232
Pro forma net income attributable to CSI				$ 159,231	$ 431,539
Diluted earnings per share attributable to CSI				$ 2.72	$ 7.35
Recurrent
BUSINESS COMBINATION
Percentage of interest acquired		100.00%
Cash consideration		$ 261,400
Total consideration paid
Cash		108,400
Restricted cash		38,200
Project assets		233,500
Solar power systems, net		46,800
Other assets		40,200
Less : Long term borrowings and notes payable		165,200
Other liabilities		51,400
Total identifiable net assets		250,500
Goodwill		$ 10,900
Goodwill included in the cost of revenues with the sales of the related project assets			0	$ 3,300
Revenue				266,900
Net income				3,500
Bank fees, legal costs and accounting costs associated with the acquisition			0	4,200
SSM
BUSINESS COMBINATION
Percentage of interest acquired	100.00%
Cash consideration	$ 59,000
Total consideration paid
Cash	8,100
Solar power systems, net	141,900
Intangible assets	72,000
Other assets	11,700
Less: Short-term borrowings	7,400
Long term borrowings	134,600
Other liabilities	32,700
Total identifiable net assets	$ 59,000
Bank fees, legal costs and accounting costs associated with the acquisition			$ 0	2,400
SSM And Recurrent | Non-recurring items related to transaction related costs
Pro forma results of acquisitions
Pro forma net income attributable to CSI				$ 6,600